Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Summary of cash and cash equivalents

	2021	2020	2019
	$m	$m	$m
Cash at bank and in hand	1,461	1,182	755
Short-term deposits	4,868	6,650	4,614
Cash and cash equivalents	6,329	7,832	5,369
Unsecured bank overdrafts	(291)	(286)	(146)
Cash and cash equivalents in the cash flow statement	6,038	7,546	5,223

Summary of non-cash and other movements within operating activities

	2021	2020	2019
	$m	$m	$m
Changes in fair value of put option (Acerta Pharma)	–	–	172
Share-based payments charge for the period	615	277	259
Settlement of share plan awards	(570)	(349)	(323)
Pension contributions	(174)	(172)	(175)
Pension charges recorded in operating profit	136	84	59
Long-term provision charges recorded in operating profit	270	66	506
Non-cash intangible additions	–	(120)	–
Foreign exchange and other	(182)	(62)	(120)
Total operating activities non-cash and other movements	95	(276)	378